Other liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities [Abstract]
Deferred sales	$ 14,382	$ 17,418
Derivatives	4,733	12,524
Accrued pension and post-retirement benefit liability	91,729	80,737
Lease obligation	7,951	12,869
Product loan	6,045	0
Other	67,838	63,452
Total other liabilities	192,678	187,000
Less current portion	(26,119)	(33,073)
Net	$ 166,559	$ 153,927
Disclosure of quantitative information about leases for lessee [Abstract]
Short-term leases	Expenses related to short-term leases and leases of low-value assets were insignificant during 2020.
Low-value leases	Expenses related to short-term leases and leases of low-value assets were insignificant during 2020.